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                                                As filed pursuant to Rule 497
                                                under the securities Act of 1933
                                                Registration No. 333-66106



                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
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                          VARIABLE ANNUITY ACCOUNT FIVE
                                SUPPLEMENT TO THE
                      SEASONS TRIPLE ELITE VARIABLE ANNUITY
                       PROSPECTUS DATED DECEMBER 10, 2001
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The date of the Prospectus has been changed to April 30, 2002.

All references in the Prospectus to the date of the Statement of Additional Information is hereby changed to April 30, 2002.

Effective May 1, 2002, JANUS CAPITAL CORPORATION changed its name to JANUS CAPITAL MANAGEMENT LLC. All references in the Prospectus to Janus Capital Corporation is hereby changed accordingly.

The following paragraph supplements page 2 of the prospectus and is inserted above the INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE section:

Anchor National Life Insurance Company is in the process of changing its name to AIG SunAmerica Life Assurance Company. We anticipate this process will take some time to implement in all jurisdictions where we do business. We expect the name change to be completed during 2003. To begin this process we officially changed the name in our stated of domicile, Arizona. However, we continue to do business, today, under the name Anchor National and will refer to the Company by that name throughout this prospectus. You will be notified when the name is changed to AIG SunAmerica Life Assurance Company and we are no longer doing business as Anchor National. Please keep in mind, this is a name change only and will not affect the substance of your contract.

The following sentence replaces the first paragraph on page 2 of the prospectus in the INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE section:

Anchor National's Annual Report on Form 10-K/A for the year ended December 31, 2001 is incorporated herein by reference.

The following paragraph replaces the LEGAL PROCEEDINGS section on page 38 of the prospectus:

There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al, Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

The following paragraph replaces the INDEPENDENT ACCOUNTANTS section on page 38 of the prospectus:

The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2001 and 2000 and for the years ended December 31, 2001, 2000 and 1999 are presented in the Statement of Additional Information and are incorporated by reference in this prospectus and have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accounts, given on the authority of said firm as experts in auditing and accounting. As of the date of this Prospectus, sales of these contracts have just begun; therefore there are no separate account financial statements incorporated by reference.


Date:   May 1, 2002

                 Please keep this Supplement with your Prospectus.